Operating Lease Right-of-use (ROU) Assets and Operating Lease Liabilities - Schedule of Right-of-use Asset (Details) - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019	Jan. 01, 2019
Leases [Abstract]
Operating leases	$ 1,575,265
Less accumulated reduction	(254,420)
Balance of ROU asset	$ 1,320,846	$ 490,984	$ 100,146	$ 500,000